Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2014 were as follows:

Amount
Year Ended December 31	$
2015	23,164,631
2016	19,986,357
2017	13,792,164
2018	7,556,084
2019	4,646,363
Then thereafter	30,277,284
Total	99,422,883